Income Taxes - Summary of the reconciliation of effective tax rate to the statutory federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	(0.98%)	0.00%
Transaction costs allocated to warrants	(0.07%)	0.00%
Fair value of private warrant liability in excess of proceeds	(1.78%)	0.00%
Change in valuation allowance	(18.17%)	(21.00%)
Income tax provision	0.00%	0.00%